Fixed Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 52,871	$ 0	$ 55,796	$ 0